Equity - Summary of Dividend Payout (Details)	12 Months Ended
	Mar. 31, 2022 ₨ / shares	Mar. 31, 2022 $ / shares	Mar. 31, 2021 ₨ / shares	Mar. 31, 2021 $ / shares	Mar. 31, 2020 ₨ / shares	Mar. 31, 2020 $ / shares
Dividend per Equity Share
Disclosure Of Equity [Line Items]
Interim dividend | ₨ / shares	₨ 15.00		₨ 12.00		₨ 8.00
Final dividend | ₨ / shares	₨ 15.00		₨ 9.50		₨ 10.50
Equity A D S
Disclosure Of Equity [Line Items]
Interim dividend | $ / shares		$ 0.20		$ 0.16		$ 0.11
Final dividend | $ / shares		$ 0.20		$ 0.13		$ 0.15